Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013	Nov. 30, 2005
Commitments and Contingencies Disclosure [Line Items]
Reserves relating to legal claims	$ 1.3	$ 0.9
Letters of credit, Outstanding amount	43.9	35.3
Purchase commitments related to goods or services	597.3
Death benefits			1.0
Guarantee Performance Under Insurance And Utility Agreement
Commitments and Contingencies Disclosure [Line Items]
Letters of credit, Outstanding amount	28.8	26.7
Merchandising Agreement
Commitments and Contingencies Disclosure [Line Items]
Letters of credit, Outstanding amount	15.1	8.6
Letter of Credit
Commitments and Contingencies Disclosure [Line Items]
Letters of credit, Outstanding amount	$ 456.2	$ 422.7